SHORT-TERM DEBT AND LONG-TERM DEBT - Amortization schedules (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	R$ 8,877,457	R$ 9,110,972
2026
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt		167,154
2027
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	1,778,633	2,531,696
2028
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	55,811	11,075
2029
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	51,438	8,420
2030 on
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	R$ 6,991,575	R$ 6,392,627